Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related-Party Transactions [Abstract]
Related-Party Transactions
17.    Related-Party Transactions

In 2013, during the period prior to our IPO, Ardmore paid $175,000 (2012: $350,000; 2011:$175,000) to Greenbriar Equity Group LLC in respect of consulting services provided to Ardmore. Greenbriar Equity Group LLC manages funds with an investment in GA Holdings LLC, a significant shareholder in Ardmore Shipping Corporation. This amount is included in general and administrative expenses (Note 12).

An amount of $600,000 at December 31, 2012, which related to a cash advance from GA Holdings LLC, was repaid prior to our IPO.

There were no other relationships with officers, employees or affiliated companies that require disclosure during the year.